Organization and Summary of Significant Accounting Policies - Summary of Individual Customers (Detail) - Customer Concentration Risk	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Sales Revenue | Customer A
Concentration Risk [Line Items]
Concentration Risk Percentage	77.00%	37.00%	50.00%	22.00%
Sales Revenue | Customer B
Concentration Risk [Line Items]
Concentration Risk Percentage	1.00%	16.00%	6.00%	13.00%
Sales Revenue | Customer
Concentration Risk [Line Items]
Concentration Risk Percentage	78.00%	53.00%	56.00%	35.00%
Accounts Receivable | Customer A
Concentration Risk [Line Items]
Concentration Risk Percentage	82.00%	14.00%	32.00%	9.00%
Accounts Receivable | Customer B
Concentration Risk [Line Items]
Concentration Risk Percentage	6.00%	32.00%	19.00%	37.00%
Accounts Receivable | Customer C
Concentration Risk [Line Items]
Concentration Risk Percentage	3.00%	13.00%	14.00%	15.00%
Accounts Receivable | Customer D
Concentration Risk [Line Items]
Concentration Risk Percentage	2.00%	19.00%	13.00%	3.00%
Accounts Receivable | Customer E
Concentration Risk [Line Items]
Concentration Risk Percentage	2.00%	10.00%	10.00%	9.00%
Accounts Receivable | Customer
Concentration Risk [Line Items]
Concentration Risk Percentage	95.00%	88.00%	88.00%	73.00%